UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Martin R. Dean

The Huntington National Bank

37 West Broad Street, 6th Floor

Columbus, OH 43215

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Huntington Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2015

Principal Amount		Fair Value
U.S. Government Agencies — 65.3%

Federal Farm Credit Bank — 21.4%
$ 14,500,000	0.14%, 10/1/15 (a)	$14,500,000
8,000,000	0.08%, 4/18/16 (a)	7,999,936
8,000,000	0.28%, 6/9/16 (a)	8,007,832
15,000,000	0.27%, 6/20/16 (a)	15,014,193
4,500,000	0.28%, 7/20/16 (a)	4,504,564

		50,026,525

Federal Home Loan Bank — 21.6%
6,000,000	0.22%, 10/7/15 (a)	6,000,130
30,000,000	0.22%, 10/7/15 (a)	30,000,649
5,000,000	0.22%, 10/7/15 (a)	5,000,108
5,000,000	0.11%, 11/20/15	5,000,000
4,450,000	1.00%, 3/11/16	4,464,659

		50,465,546

Federal Home Loan Bank Discount Note — 5.1% (b)
12,000,000	0.24%, 3/7/16	11,987,360
Federal National Mortgage Association — 8.7%
10,000,000	2.25%, 3/15/16	10,090,114
10,195,000	0.50%, 3/30/16	10,206,655

		20,296,769

Federal National Mortgage Association Discount Note — 8.5% (b)
15,000,000	0.16%, 11/3/15	14,997,800
5,000,000	0.15%, 12/30/15	4,998,125

		19,995,925

Total U.S. Government Agencies (Cost $152,772,125)		152,772,125

U.S. Treasury Obligations — 4.3%

U.S. Treasury Bill Discount Note — 4.3% (b)
10,000,000	0.20%, 2/4/16	9,993,000

Total U.S. Treasury Obligations (Cost $9,993,000)		9,993,000

Repurchase Agreements — 21.4%
50,000,000	TD Securities, 0.03%, dated 9/30/15, due 10/1/15, repurchase price $50,000,042 (collateralized by U.S. Treasury Note, 1.38% 2/29/20, market value $51,000,000)	50,000,000

Total Repurchase Agreements (Cost $50,000,000)		50,000,000

Total Investments (Cost $212,765,125) — 91.0%		212,765,125

Other Assets in Excess of Liabilities — 9.0%		20,968,440

Net Assets — 100.0%		$233,733,565

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2015.
(b)	Rate represents the effective yield at purchase.

See accompanying notes which are an integral part of these portfolios of investments.

Huntington U.S. Treasury Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2015

Principal Amount		Fair Value
U.S. Treasury Obligations — 61.8%

U.S. Treasury Bills — 21.1% (a)
$ 60,000,000	0.11%, 11/19/15	$59,990,813
35,000,000	0.13%, 1/21/16	34,986,389
15,000,000	0.25%, 3/3/16	14,983,958
100,000,000	0.02%, 3/24/16	99,990,278

		209,951,438

U.S. Treasury Notes — 40.7%
45,000,000	1.25%, 10/31/15	45,042,430
25,000,000	4.50%, 11/15/15	25,135,305
85,000,000	0.38%, 11/15/15	85,024,313
39,500,000	1.38%, 11/30/15	39,581,164
35,000,000	0.38%, 1/15/16	35,016,925
40,000,000	0.38%, 1/31/16	40,029,460
60,000,000	0.08%, 4/30/16 (b)	60,002,325
50,000,000	0.09%, 7/31/16 (b)	50,002,110
25,000,000	0.09%, 4/30/17 (b)	25,005,605

		404,839,637

Total U.S. Treasury Obligations (Cost $614,791,075)		614,791,075

Repurchase Agreements — 27.6%
150,000,000	TD Securities, 0.03%, dated 9/30/15, due 10/1/15, repurchase price $150,000,125 (collateralized by U.S. Treasury Note, 1.38% 2/29/20, market value $ 152,999,999)	150,000,000
125,000,000	TD Securities, 0.04%, dated 9/30/15, due 10/7/15, repurchase price $125,000,972 (collateralized by U.S. Treasury Note, 2.13% 9/30/21, market value $ 127,500,000)	125,000,000

Total Repurchase Agreements (Cost $275,000,000)		275,000,000

Total Investments (Cost $889,791,075) — 89.4%		889,791,075

Other Assets in Excess of Liabilities — 10.6%		105,021,646

Net Assets — 100.0%		$994,812,721

(a)	Rate represents the effective yield at purchase.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2015.

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Dividend Capture Fund

Portfolio of Investments (Unaudited)

September 30, 2015

Shares		Fair Value
Common Stocks — 72.6%

Consumer Discretionary — 3.3%
30,000	Gap, Inc./The (a)	$855,000
32,000	General Motors Co.	960,640
13,750	McDonald’s Corp.	1,354,787
17,250	Starwood Hotels & Resorts Worldwide, Inc.	1,146,780
38,000	Wendy’s Co./The	328,700

		4,645,907

Consumer Staples — 7.7%
17,500	Campbell Soup Co.	886,900
40,750	Coca-Cola Co./The	1,634,890
31,750	Colgate-Palmolive Co.	2,014,855
17,500	Kellogg Co.	1,164,625
15,000	Kimberly-Clark Corp.	1,635,600
19,500	PepsiCo, Inc.	1,838,850
24,000	Wal-Mart Stores, Inc.	1,556,160

		10,731,880

Energy — 8.5%
30,500	Chevron Corp.	2,405,840
37,000	ConocoPhillips	1,774,520
56,500	Exxon Mobil Corp.	4,200,775
39,250	Marathon Oil Corp.	604,450
15,250	Murphy Oil Corp.	369,050
105,000	Noble Corp. PLC (a)	1,145,550
20,750	Occidental Petroleum Corp.	1,372,612

		11,872,797

Financials — 17.3%
274,500	Apollo Investment Corp. (b)	1,504,260
118,000	Ares Capital Corp. (a) (b)	1,708,640
43,500	Bank of Nova Scotia/The	1,917,480
16,000	Cullen/Frost Bankers, Inc.	1,017,280
37,500	Eaton Vance Corp. (a)	1,253,250
80,250	Fifth Third Bancorp.	1,517,527
32,750	JPMorgan Chase & Co.	1,996,767
132,000	KeyCorp	1,717,320
90,000	Old Republic International Corp.	1,407,600
15,000	PNC Financial Services Group, Inc./The	1,338,000
30,500	Royal Bank of Canada (a)	1,685,125
7,000	Toronto-Dominion Bank/The	275,940
5,250	Travelers Cos., Inc./The	522,533
52,100	U.S. Bancorp	2,136,621
24,000	Umpqua Holdings Corp.	391,200
52,250	Waddell & Reed Financial, Inc., Class A (a)	1,816,732
38,600	Wells Fargo & Co.	1,982,110

		24,188,385

Health Care — 7.4%
19,000	Abbott Laboratories	764,180
20,000	AbbVie, Inc.	1,088,200
9,500	Bristol-Myers Squibb Co.	562,400
31,250	GlaxoSmithKline PLC ADR	1,201,563
13,000	Johnson & Johnson	1,213,550
38,250	Merck & Co., Inc.	1,889,167
87,000	Pfizer, Inc.	2,732,670
14,000	St. Jude Medical, Inc.	883,260

		10,334,990

Industrials — 6.6%
7,000	3M Co.	992,390
25,000	ADT Corp./The (a)	747,500
16,250	Deluxe Corp.	905,775
121,750	General Electric Co.	3,070,535
25,000	Hillenbrand, Inc.	650,250
1,500	Honeywell International, Inc.	142,035
61,750	Tyco International PLC	2,066,155
7,000	Union Pacific Corp.	618,870

		9,193,510

Information Technology — 4.2%
18,000	CA, Inc.	491,400
37,250	Intel Corp.	1,122,715
9,250	International Business Machines Corp.	1,340,973
9,250	Microchip Technology, Inc. (a)	398,583
12,000	Paychex, Inc.	571,560
53,250	Symantec Corp.	1,036,778
92,000	Xerox Corp.	895,160

		5,857,169

Materials — 2.0%
23,500	Bemis Co., Inc.	929,895
3,500	LyondellBasell Industries NV, Class A	291,760
41,000	Sonoco Products Co.	1,547,340

		2,768,995

Real Estate Investment Trusts — 8.5%
20,750	Camden Property Trust (a)	1,533,425
53,050	HCP, Inc.	1,976,112
18,500	Highwoods Properties, Inc.	716,875
62,000	Hospitality Properties Trust	1,585,960
111,750	Host Hotels & Resorts, Inc.	1,766,767
194,000	Lexington Realty Trust	1,571,400
40,750	Piedmont Office Realty Trust, Inc.	729,018
15,250	Realty Income Corp. (a)	722,698
19,000	Tanger Factory Outlet Centers, Inc.	626,430
12,250	Ventas, Inc.	686,735

		11,915,420

Telecommunication Services — 3.1%
38,750	AT&T, Inc.	1,262,475
70,500	Verizon Communications, Inc.	3,067,455

		4,329,930

Utilities — 4.0%
19,000	Aqua America, Inc.	502,930
62,000	CenterPoint Energy, Inc.	1,118,480
11,000	Entergy Corp.	716,100
53,750	Exelon Corp.	1,596,375
50,000	Questar Corp.	970,500
22,000	TransCanada Corp.	694,760

		5,599,145

Total Common Stocks (Cost $110,981,304)		101,438,128

Preferred Stocks — 21.8%
Financials — 17.4%
91,262	Aegon NV, 8.00%	2,510,618
95,000	Allstate Corp./The, 5.10%	2,411,100
113,129	Axis Capital Holdings Ltd., Series C, 6.88%	2,949,273
50,000	Charles Schwab Corp/The, Series B, 6.00%	1,259,000
66,320	Goldman Sachs Group, Inc./The, 6.50%,	1,750,848
135,000	KKR Financial Holdings LLC, 8.38%	3,620,700
65,000	Northern Trust Corp., Series C, 5.85%	1,652,950
140,000	Raymond James Financial, Inc., 6.90%	3,687,600
20,000	U.S. Bancorp, Series F, 6.50%	574,400
140,000	Wells Fargo & Co., Series J, 8.00%	3,859,800

		24,276,289

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Fair Value
Real Estate Investment Trusts — 4.4%
23,700	Kimco Realty Corp., Series H, 6.90%	$595,344
20,000	National Retail Properties, Inc., Series D, 6.63%	506,800
69,101	PS Business Parks, Inc., Series S, 6.45%	1,753,092
20,000	Public Storage, Inc., Series Q, 6.50%	508,800
110,000	Realty Income Corp., Series F, 6.63%	2,830,300

		6,194,336

Total Preferred Stocks (Cost $30,424,218)		30,470,625

Exchange-Traded Funds — 4.1%
32,000	iShares Select Dividend ETF	2,328,000
37,000	iShares U.S. Real Estate ETF (a)	2,625,150
55,000	PowerShares Preferred Portfolio	801,900

Total Exchange-Traded Funds (Cost $5,964,949)		5,755,050

Cash Equivalents — 1.4%
1,886,587	Huntington Money Market Fund, Institutional Shares, 0.01% (c) (d)	1,886,587

Total Cash Equivalents (Cost $1,886,587)		1,886,587

Short-Term Securities Held as Collateral for Securities Lending — 8.6%
12,036,144	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.17% (d)	12,036,144

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $12,036,144)		12,036,144

Total Investments (Cost $161,293,202) — 108.5%		151,586,534

Liabilities in Excess of Other Assets — (0.8)%		(11,842,208)

Net Assets — 100.0%		$139,744,326

(a)	All or portion of the security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015 was $11,865,314.
(b)	Business Development Company
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2015.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Global Select Markets Fund

Portfolio of Investments (Unaudited)

September 30, 2015

Shares/ Principal Amount		Fair Value
Common Stocks — 91.2%
Belgium — 2.2%

Consumer Staples — 2.2%
2,500	Anheuser-Busch InBev SA/NV	$265,184

Brazil — 0.9%

Information Technology — 0.9%
12,000	Cielo SA	111,703

Canada — 1.9%

Health Care — 1.9%
1,300	Valeant Pharmaceuticals International, Inc. *	231,894

China — 10.5%

Consumer Discretionary — 1.6%
11,500	Vipshop Holdings Ltd. ADR *	193,200

Financials — 1.4%
210,000	Colour Life Services Group Co. Ltd.	164,205

Industrials — 2.5%
960,000	CT Environmental Group Ltd.	299,765

Information Technology — 5.0%
3,000	Alibaba Group Holding Ltd. ADR *	176,910
4,000	Qihoo 360 Technology Co. Ltd. ADR *	191,320
14,500	Tencent Holdings Ltd.	241,914

		610,144

		1,267,314

France — 2.6%

Industrials — 2.6%
4,200	Safran SA	315,874

Germany — 2.0%

Industrials — 2.0%
6,400	GEA Group AG	243,420

Hong Kong — 2.6%

Health Care — 2.6%
252,000	Sino Biopharmaceutical Ltd.	309,550

India — 15.5%

Consumer Staples — 2.3%
60,000	Adani Ports & Special Economic Zone Ltd.	273,872

Financials — 5.8%
150,000	DCB Bank Ltd. *	327,570
7,200	HDFC Bank Ltd.	117,477
60,000	Rural Electrification Corp. Ltd.	251,019

		696,066
Health Care — 1.6%
15,000	Sun Pharmaceutical Industries Ltd.	198,855

Industrials — 3.0%
23,000	Amara Raja Batteries Ltd.	361,529

Information Technology — 2.8%
3,300	Tata Consultancy Services Ltd.	130,380
24,800	Tech Mahindra Ltd.	211,011

		341,391

		1,871,713

Indonesia — 3.5%

Consumer Discretionary — 1.9%
209,000	Matahari Department Store Tbk PT	229,686

Telecommunication Services — 1.6%
430,000	Tower Bersama Infrastructure Tbk PT	192,253

		421,939

Japan — 11.8%

Consumer Staples — 5.2%
7,100	Seven & i Holdings Co. Ltd.	322,224
6,400	Welcia Holdings Co. Ltd.	309,449

		631,673
Health Care — 2.1%
20,000	Astellas Pharma, Inc.	257,597

Information Technology — 4.5%
580	KEYENCE Corp.	257,230
2,200	Murata Manufacturing Co. Ltd.	281,889

		539,119

		1,428,389

Malaysia — 4.3%

Consumer Discretionary — 0.7%
210,000	Berjaya Auto Bhd.	93,620

Health Care — 1.5%
102,000	Kossan Rubber Industries Bhd.	179,338

Information Technology — 2.1%
177,000	Globetronics Technology Bhd.	251,621

		524,579

Mexico — 1.5%

Financials — 0.6%
12,100	Grupo Financiero Interacciones SA de CV	68,941

Utilities — 0.9%
28,000	Infraestructura Energetica Nova SAB de CV	114,519

		183,460

Republic of South Korea — 9.4%

Consumer Discretionary — 1.9%
3,300	Loen Entertainment, Inc.	222,766

Consumer Staples — 3.4%
1,500	Cosmax, Inc.	269,597
200	LG Household & Health Care Ltd.	144,123

		413,720
Health Care — 1.7%
6,300	InBody Co. Ltd.	206,793

See accompanying notes which are an integral part of these portfolios of investments.

Shares/ Principal Amount		Fair Value
Information Technology — 2.4%
3,600	Koh Young Technology, Inc.	$104,194
5,000	KONA I Co. Ltd.	185,216

		289,410

		1,132,689

Sweden — 2.3%

Consumer Discretionary — 2.3%
7,700	Hennes & Mauritz AB	281,214

Taiwan — 12.0%

Consumer Discretionary — 3.7%
70,000	Hota Industrial Manufacturing Co. Ltd.	222,829
20,048	PChome Online, Inc.	229,745

		452,574
Financials — 1.9%
147,687	Fubon Financial Holding Co. Ltd.	229,690

Industrials — 3.6%
3,000	Largan Precision Co. Ltd.	232,833
15,750	Voltronic Power Technology Corp.	203,888

		436,721
Information Technology — 2.8%
59,955	Adlink Technology, Inc.	165,587
17,500	Ennoconn Corp.	168,713

		334,300

		1,453,285

Thailand — 3.4%

Information Technology — 3.4%
270,000	KCE Electronics PCL	415,442

Turkey — 2.3%

Materials — 2.3%
172,910	Soda Sanayii AS	274,388

United Kingdom — 2.5%

Consumer Staples — 2.5%
3,400	Reckitt Benckiser Group PLC	307,931

Total Common Stocks (Cost $10,307,645)		11,039,968

Preferred Stocks — 0.3%
India — 0.3%

Consumer Discretionary — 0.3%
2,730,000	Zee Entertainment Enterprises Ltd., 6.00%	36,675

Total Preferred Stocks (Cost $44,695)		36,675

Foreign Government Bonds — 0.9%
Indonesia — 0.9%
1,700,000,000	Indonesia Treasury Bond, Series FR55, 7.38%, 9/15/16 (a)	114,575

Total Foreign Government Bonds (Cost $200,374)		114,575

Cash Equivalents — 3.2%
382,362	Huntington Money Market Fund, Institutional Shares, 0.01% (b) (c)	382,362
Total Cash Equivalents (Cost $382,362)		382,362

Total Investments (Cost $10,935,076) — 95.6%		11,573,580

Other Assets in Excess of Liabilities — 4.4%		533,533

Net Assets — 100.0%		$12,107,113

(a)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Real Strategies Fund

Portfolio of Investments (Unaudited)

September 30, 2015

Shares/ Contracts		Fair Value
Common Stocks — 71.1%

Energy — 42.3%
12,700	Canadian Natural Resources Ltd. (a) (b)	$247,015
4,800	Carrizo Oil & Gas, Inc. (a) *	146,592
6,100	Cheniere Energy, Inc. (a) *	294,630
20,010	Chesapeake Energy Corp. (a) (b)	146,673
11,100	Enterprise Products Partners LP (a)	276,390
9,500	Halliburton Co. (a)	335,825
5,100	Helmerich & Payne, Inc. (a)	241,026
10,000	Kinder Morgan, Inc. (a)	276,800
7,500	Magellan Midstream Partners LP (a) (b)	450,825
2,900	Schlumberger Ltd. (a)	200,013
10,300	Spectra Energy Corp. (a)	270,581
14,900	Suncor Energy, Inc. (a)	398,128
6,600	Valero Energy Corp. (a)	396,660

		3,681,158

Financials — 1.4%
12,200	Cresud SACIF y A ADR *	119,316

Industrials — 12.9%
5,750	AGCO Corp. (a)	268,123
7,600	Chicago Bridge & Iron Co. NV (a) (b)	301,416
2,600	Copa Holdings SA (a)	109,018
6,500	GATX Corp. (a)	286,975
12,100	Navigator Holdings Ltd. (a) *	161,535

		1,127,067

Materials — 14.5%
2,300	Agrium, Inc. (a) (b)	205,850
3,100	Albemarle Corp. (a)	136,710
4,800	BHP Billiton Ltd. ADR (a) (b)	151,776
8,500	Potash Corp of Saskatchewan, Inc. (a)	174,675
4,800	Rio Tinto PLC ADR (a)	162,336
16,000	Southern Copper Corp. (a) (b)	427,520

		1,258,867

Total Common Stocks (Cost $6,697,987)		6,186,408

Exchange-Traded Funds — 1.4%
8,800	iShares Silver Trust (a) *	122,056

Total Exchange-Traded Funds (Cost $136,711)		122,056

Real Estate Investments — 19.7% (c) (d) (e)
	Grocery & Pharmacy DST	886,908
	New York Power DST (f)	826,482

Total Real Estate Investments (Cost $1,941,705)		1,713,390

Options Purchased — 4.1%
300	CBOE Volatility Index, Call @ 26, Expiring October 2015 (a)	48,000
200	CBOE Volatility Index, Call @ 26, Expiring December 2015 (a)	44,500
200	CBOE Volatility Index, Call @ 26, Expiring January 2016 (a)	51,500
1,000	iShares MSCI Emerging Markets ETF, Put @ $33, Expiring October 2015 (g)	98,000
100	PowerShares DB U.S. Dollar Index Bullish Fund, Call @ $25, Expiring October 2015	2,400
300	SPDR S&P 500 ETF Trust, Put @ $191, Expiring October 2015 (g)	108,600

Total Options Purchased (Cost $435,286)		353,000

Cash Equivalents — 5.2%
455,855	Huntington Money Market Fund, Institutional Shares, 0.01% (f) (h)	455,855

Total Cash Equivalents (Cost $455,855)		455,855

Short-Term Securities Held as Collateral for Securities Lending — 3.7%
319,740	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.17% (h)	319,740

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $319,740)		319,740

Total Investments (Cost $9,987,284) — 105.2%		9,150,449

Liabilities in Excess of Other Assets — (5.2)%		(448,457)

Net Assets — 100.0%		$8,701,992

(a)	All or a portion of the security is held as collateral for written call options.
(b)	All or portion of the security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015 was $328,548.
(c)	Illiquid security.
(d)	Investments do not offer shares. Fair value represents direct ownership of Real Estate.
(e)	Security is currently being valued by the Pricing Committee according to the fair value procedures approved by the Board of Trustees.
(f)	Investment in affiliate.
(g)	All or a portion of the security is held as collateral for written put options.
(h)	Rate disclosed is the seven day yield as of September 30, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

DST — Delaware Statutory Trust

SPDR — Standard & Poor’s Depositary Receipts

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Situs Fund

Portfolio of Investments (Unaudited)

September 30, 2015

Shares		Fair Value
Common Stocks — 92.1%

Bermuda — 2.3%

Financials — 2.3%
20,000	Arch Capital Group Ltd. *	$1,469,400

Denmark — 1.4%

Health Care — 1.4%
20,000	Novozymes A/S, Class B	871,403

Germany — 2.0%

Health Care — 2.0%
35,500	Stada Arzneimittel AG	1,269,487

Hong Kong — 0.8%

Consumer Discretionary — 0.8%
162,500	Television Broadcasts Ltd.	540,962

Japan — 4.2%

Consumer Staples — 1.3%
38,300	Shiseido Co. Ltd.	830,304

Health Care — 1.8%
41,200	Terumo Corp.	1,157,467

Information Technology — 1.1%
1,650	KEYENCE Corp.	731,775

		2,719,546

Sweden — 1.6%

Consumer Discretionary — 1.6%
100,000	Haldex AB	1,051,318

United Kingdom — 4.1%

Consumer Staples — 2.3%
16,451	Reckitt Benckiser Group PLC	1,489,935

Industrials — 1.8%
100,000	Concentric AB	1,161,825

		2,651,760

United States — 75.7%

Consumer Discretionary — 6.4%
16,000	Cabela’s, Inc., Class A (a) *	729,600
80,000	CalAtlantic Group, Inc. *	640,000
20,000	Papa John’s International, Inc.	1,369,600
1,000	Popeyes Louisiana Kitchen, Inc. *	56,360
1,200	Tempur Sealy International, Inc. *	85,716
15,000	Tractor Supply Co.	1,264,800

		4,146,076
Consumer Staples — 2.9%
27,000	Sanderson Farms, Inc. (a)	1,851,390

Energy — 3.1%
10,000	Atwood Oceanics, Inc. (a)	148,100
108,000	Geospace Technologies Corp. (a) *	1,491,480
60,000	Denbury Resources, Inc. (a)	146,400
7,000	SM Energy Co.	224,280

		2,010,260
Financials — 11.0%
6,000	CBOE Holdings, Inc.	402,480
39,000	Evercore Partners, Inc.	1,959,360
68,000	International Bancshares Corp.	1,702,040
1,700	MarketAxess Holdings, Inc.	157,896
9,500	PrivateBancorp, Inc.	364,135
4,000	Raymond James Financial, Inc.	198,520
6,000	RLI Corp.	321,180
21,000	South State Corp.	1,614,270
7,000	Wintrust Financial Corp.	374,010

		7,093,891
Health Care — 15.3%
28,000	Abaxis, Inc.	1,231,720
5,000	Affymetrix, Inc. *	42,700
23,000	AmSurg Corp.	1,787,330
22,000	Cepheid, Inc.	994,400
10,000	CryoLife, Inc.	97,300
11,000	Cyberonics, Inc. *	668,580
41,000	Luminex Corp. *	693,310
3,000	Meridian Bioscience, Inc.	51,300
61,500	Myriad Genetics, Inc. (a) *	2,305,020
17,000	Neogen Corp. *	764,830
59,000	Osiris Therapeutics, Inc. (a) *	1,089,730
3,000	Vascular Solutions, Inc. *	97,230

		9,823,450
Industrials — 13.9%
2,000	Copart, Inc. *	65,800
15,000	EnPro Industries, Inc.	587,550
30,000	Flowserve Corp.	1,234,200
18,000	Lindsay Corp. (a)	1,220,220
70,000	Quanta Services, Inc. *	1,694,700
60,000	TASER International, Inc. (a) *	1,321,500
43,000	Trinity Industries, Inc.	974,810
35,000	Watts Water Technologies, Inc., Class A	1,848,700

		8,947,480
Information Technology — 14.3%
78,000	ACI Worldwide, Inc. *	1,647,360
25,000	Cardtronics, Inc. *	817,500
15,000	Cognex Corp.	515,550
85,000	Diodes Inc. *	1,816,450
30,000	Integrated Device Technology, Inc.*	609,000
1,000	Manhattan Associates, Inc. *	62,300
15,000	Red Hat, Inc. *	1,078,200
78,000	Trimble Navigation Ltd. *	1,280,760
9,000	Tyler Technologies, Inc. *	1,343,790

		9,170,910

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Fair Value
Materials — 6.1%
20,000	Albemarle Corp.	$882,000
10,000	Eagle Materials, Inc.	684,200
12,000	Quaker Chemical Corp.	924,960
32,000	United States Lime & Minerals, Inc.	1,460,800

		3,951,960
Real Estate Investment Trusts — 1.5%
39,000	Equity One, Inc.	949,260

Telecommunication Services — 0.1%
10,000	8x8, Inc. *	82,700

Utilities — 1.1%
17,000	American States Water Co.	703,800

		48,731,177

Total Common Stocks (Cost $36,899,416)		59,305,053

Exchange-Traded Funds — 3.4%
6,500	iShares Core S&P Small-Cap ETF	692,705
30,000	RevenueShares Small Cap ETF (a)	1,522,344

Total Exchange-Traded Funds (Cost $2,246,911)		2,215,049

Cash Equivalents — 3.9%
United States — 3.9%
2,535,509	Huntington Money Market Fund, Institutional Share 0.01% (b) (c)	2,535,509

Total Cash Equivalents (Cost $2,535,509)		2,535,509

Short-Term Securities Held as Collateral for Securities Lending — 16.1%
10,339,742	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.17% (c)	10,339,742

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $10,339,742)		10,339,742

Total Investments (Cost $52,021,578) — 115.5%		74,395,353

Liabilities in Excess of Other Assets — (15.5)%		(9,983,771)

Net Assets — 100.0%		$64,411,582

(a)	All or a portion of the security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015 was $10,285,716.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2015.
*	Non-income producing security.

ETF — Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Balanced Allocation Fund

Portfolio of Investments (Unaudited)

September 30, 2015

Shares		Fair Value
Mutual Funds — 66.0%
122,487	Federated Mortgage Fund, Institutional Shares	$1,189,350
201,430	Federated Short-Intermediate Total Return Bond Fund, Institutional Shares	2,076,745
140,236	Federated Total Return Government Bond Fund, Institutional Shares	1,551,011
268,258	Huntington Dividend Capture Fund, Institutional Shares (a)	2,433,097
263,227	Huntington Global Select Markets Fund, Institutional Shares (a)	2,413,792
108,990	Huntington Situs Fund, Institutional Shares (a)	2,044,660

Total Mutual Funds (Cost $11,711,634)		11,708,655

Exchange-Traded Funds — 26.9%
68,235	Huntington EcoLogical Strategy ETF (a)	2,397,095
66,982	Huntington US Equity Rotation Strategy ETF (a)	2,383,220

Total Exchange-Traded Funds (Cost $3,921,986)		4,780,315

Cash Equivalents — 7.1%
1,252,736	Huntington Money Market Fund, Institutional Shares, 0.01% (a) (b)	1,252,736

Total Cash Equivalents (Cost $1,252,736)		1,252,736

Total Investments (Cost $16,886,356) — 100.0%		17,741,706

Liabilities in Excess of Other Assets — (0.0)%		(8,018)

Net Assets — 100.0%		$17,733,688

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2015.

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these portfolios of investments.

As of September 30, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)(a)
Money Market Fund	$212,765,125	$—	$—	$—
U.S. Treasury Money Market Fund	889,793,435	—	(2,360)	(2,360)
Dividend Capture Fund	161,599,895	6,361,305	(16,374,666)	(10,013,361)
Global Select Markets Fund	10,959,085	1,665,326	(1,050,831)	614,495
Real Strategies Fund	9,968,478	947,031	(1,765,060)	(818,029)
Situs Fund	52,720,008	23,958,317	(2,282,972)	21,675,345
Balanced Allocation Fund	16,947,891	1,093,257	(299,442)	793,815

(a)	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

NOTES TO PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2015, the Trust operated 9 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered(a)
Huntington Money Market Fund (“Money Market Fund”)	Institutional, A & Interfund(b)
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Institutional & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Institutional, A & C
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Institutional & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Institutional & A
Huntington Situs Fund (“Situs Fund”)	Institutional, A & C
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A

(a)	Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. The Money Market Fund and the U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) do not have sales charges on original purchases.
(b)	As of September 30, 2015, the Interfund shares are available for purchase; however the balance remains zero.

The Funds are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Funds’ prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuations

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded which are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provide from that independent third party to fair value its international equity securities. Securities which are fair valued according to this model are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using the results of an appraisal, conducted by an independent valuation agent, on the property(ies) underlying the investment, as adjusted by any outstanding debt related to the property(ies). The Trustees deem this to be indicative of the fair value of the real estate investments. Such valuations are categorized as Level 3 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2015, based on the three levels defined previously:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Money Market Fund
Investment Securities:
U.S. Government Agencies	$—	$152,772,125	$—	$152,772,125
U.S. Treasury Obligations	—	9,993,000	—	9,993,000
Repurchase Agreements	—	50,000,000	—	50,000,000

Total Investment Securities	—	212,765,125	—	212,765,125

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	614,791,075	—	614,791,075
Repurchase Agreements	—	275,000,000	—	275,000,000

Total Investment Securities	—	889,791,075	—	889,791,075

Dividend Capture Fund
Investment Securities:
Common Stocks	101,438,128	—	—	101,438,128
Preferred Stocks	30,470,625	—	—	30,470,625
Exchange-Traded Funds	5,755,050	—	—	5,755,050
Cash Equivalents	1,886,587	—	—	1,886,587
Short-Term Securities Held as Collateral for Securities Lending	12,036,144	—	—	12,036,144

Total Investment Securities	151,586,534	—	—	151,586,534

Global Select Markets Fund
Investment Securities:
Common Stocks	11,039,968	—	—	11,039,968
Preferred Stocks	36,675	—	—	36,675
Foreign Government Bonds	—	114,575	—	114,575
Cash Equivalents	382,362	—	—	382,362

Total Investment Securities	11,459,005	114,575	—	11,573,580

Real Strategies Fund
Investment Securities:
Common Stocks	6,186,408	—	—	6,186,408
Exchange-Traded Funds	122,056	—	—	122,056
Real Estate Investments	—	—	1,713,390	1,713,390
Options Purchased	353,000	—	—	353,000
Cash Equivalents	455,855	—	—	455,855
Short-Term Securities Held as Collateral for Securities Lending	319,740	—	—	319,740

Total Investment Securities	7,437,059	—	1,713,390	9,150,449

Other Financial Instruments: (a)
Written Options	(226,370)	—	—	(226,370)

Total Investments	7,210,689	—	1,713,390	8,924,079

Situs Fund
Investment Securities:
Common Stocks	59,305,053	—	—	59,305,053
Exchange-Traded Funds	2,215,049			2,215,049
Cash Equivalents	2,535,509	—	—	2,535,509
Short-Term Securities Held as Collateral for Securities Lending	10,339,742	—	—	10,339,742

Total Investment Securities	74,395,353	—	—	74,395,353

Balanced Allocation Fund
Investment Securities:
Mutual Funds	11,708,655	—	—	11,708,655
Exchange-Traded Funds	4,780,315	—	—	4,780,315
Cash Equivalents	1,252,736	—	—	1,252,736

Total Investment Securities	17,741,706	—	—	17,741,706

(a)	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair valuation of international equity securities used at the previous reporting period end did not occur as of the current reporting period end.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the period ended September 30, 2015:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Global Select Markets Fund
Common Stocks	$—	$19,354,602
Preferred Stocks	—	37,550

Total	$—	$19,392,152

Situs Fund
Common Stocks	$—	$9,320,920

Total	$—	$9,320,920

The following is a summary of the inputs used to value the Real Strategies Fund’s Level 3 investments as of September 30, 2015:

Type of Assets	Fair Value At September 30, 2015	Valuation Techniques	Unobservable Input(s)	Range (Weighted Average)
Real Estate Investments	$1,713,390	Independent Valuation	Sales Comparison Approach	N/A
			Income Approach	N/A
			Market Cap Rate	5.30% - 13.60% (7.00%)

As noted previously, the Real Strategies Fund’s investments in real estate investments are valued by using the results of an independent valuation appraisal. The independent valuation agent will utilize either an income approach, a sales comparison approach, or a combination thereof to arrive at the valuation. The significant unobservable inputs used in the income approach include the net cash flow from each underlying property and the related discount and market cap rates. An increase in the cash flows and/or market cap rates or decreases in the discount rate used would increase the value of the real estate. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the real estate. The significant unobservable inputs used in the sales comparison approach include measurable units of comparison (such as price per acre, price per unit, price per square foot, or gross rent multiplier), as adjusted for each comparable property’s location, physical condition or other economic characteristics.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Estate Investments
Real Strategies Fund
Balance as of December 31, 2014	$1,713,390
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	—
Realized Gain/(loss)	—
Change in unrealized appreciation (depreciation)	—

Ending Balance as of September 30, 2015	$1,713,390

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

D. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At September 30, 2015, the Funds did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

At September 30, 2015, Real Strategies Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
AGCO Corp.	Call	October 2015	$50	50	$1,250	$(802)
Agrium, Inc.	Call	October 2015	105	19	523	4,215
Albemarle Corp.	Call	October 2015	50	25	563	412
BHP Billiton Ltd.	Call	October 2015	40	39	215	720
Canadian Natural Ressources Ltd.	Call	October 2015	25	103	1,030	408
Carrizo Oil & Gas, Inc.	Call	October 2015	40	39	682	4,269
CBOE Market Volatility Index	Call	January 2016	29	200	41,000	6,593
CBOE Market Volatility Index	Call	October 2015	26	300	30,900	19,189
CBOE Market Volatility Index	Call	December 2015	29	200	34,800	6,193
Cheniere Energy, Inc.	Call	October 2015	62.5	49	490	5,339
Chesapeake Energy Corp.	Call	October 2015	10	162	324	1,614
Chicago Bridge & Iron Co. NV	Call	October 2015	47.5	61	610	7,867
COPA Holdings SA	Call	October 2015	45	20	1,000	254
Enterprise Products Partners LP	Call	October 2015	30	90	675	2,022
GATX Corp.	Call	October 2015	55	55	1,925	(332)
Halliburton Co.	Call	October 2015	40	76	722	2,163
Helmerich & Payne, Inc.	Call	October 2015	50	41	3,895	1,556
iShares MSCI Emerging Markets ETF	Put	October 2015	30	1,000	19,000	5,964
iShares Silver Trust	Call	October 2015	15	71	355	991
Kinder Morgan, Inc.	Call	October 2015	35	81	243	1,050
Magellan Midstream Partners LP	Call	October 2015	72.5	60	750	5,968
Navigator Holdings Ltd.	Call	October 2015	17.5	100	2,000	1,696
Potash Corporation of Saskatchewan, Inc.	Call	October 2015	28	69	241	860
Rio Tinto PLC	Call	October 2015	35	40	3,000	79
Schlumberger Ltd.	Call	October 2015	76	25	387	1,412
Southern Copper Corp.	Call	October 2015	28	128	4,480	(133)
SPDR S&P 500 ETF Trust	Put	October 2015	187	300	68,100	17,388
Spectra Energy Corp.	Call	October 2015	31	83	830	1,408
Suncor Energy, Inc.	Call	October 2015	27.5	120	5,280	(2,284)
Valero Energy Corp.	Call	October 2015	67.5	55	1,100	3,793

Net unrealized appreciation on written option contracts						$99,872

Derivative positions open at period end, if any, are reflected for each fund in the previous tables.

E. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of September 30, 2015, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
Dividend Capture Fund	$11,865,314	$12,036,144	$13,617,788	$19,541	$3,740
Global Select Markets Fund	—	—	78,068	8,065	700
Real Strategies Fund	328,548	319,740	188,834	21,262	4,267
Situs Fund	10,285,716	10,339,742	26,948,535	565,845	113,502

All cash collateral received is held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Funds’ securities lending agreement, and according to normal operating procedures, the custodian segregated an additional $15,379 in collateral the following business day for securities on loan in the Real Strategies Fund as of September 30, 2015.

F. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. As of September 30, 2015, the Real Strategies Fund held restricted securities representing 19.7% of net assets as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Real Strategies Fund:

Grocery & Pharmacy DST	8/26/11, 5/15/14	N/A	$991,705	$886,908
New York Power DST	7/21/11	N/A	950,000	826,482

G. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. A summary of each Fund’s investment in such affiliated money market fund is set forth below:

Money Market Fund	12/31/14 Fair Value	Purchases	Sales	9/30/15 Fair Value	Income
Dividend Capture Fund	$9,104,401	$45,495,745	$(52,713,559)	$1,886,587	$678
Global Select Markets Fund	7,588	19,976,985	(19,602,211)	382,362	164
Real Strategies Fund	2,571,738	15,051,885	(17,167,768)	455,855	115
Situs Fund	—	54,129,704	(51,594,195)	2,535,509	154

Additionally, Balanced Allocation Fund invests in other Funds within the Trust and the Huntington Strategy Shares Trust. A summary of these investments in affiliated Funds is set forth below:

Balanced Allocation Fund	12/31/14 Fair Value	Purchases	Sales	9/30/15 Fair Value	Income
Money Market Fund	$4,673,951	$2,791,137	$(6,212,352)	$1,252,736	$532
Dividend Capture Fund	2,000,680	1,059,706	(379,694)	2,433,097	63,964
Global Select Markets Fund	3,156,426	525,754	(1,202,348)	2,413,792	—
Situs Fund	1,777,421	952,845	(479,514)	2,044,660	—
Huntington EcoLogical Strategy ETF	2,661,872	538,910	(738,260)	2,397,095	—
Huntington US Equity Rotation Strategy ETF	2,434,297	814,909	(816,054)	2,383,220	—

(3) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Real Strategies Fund’s investment in New York Power DST, representing approximately 9.50% of the issuer, is set forth below:

	12/31/14 Fair Value	Change in unrealized appreciation (depreciation)	Purchases	Sales	9/30/15 Fair Value	Income
New York Power DST	$826,482	$—	$—	$—	$826,482	$55,824

Huntington VA Dividend Capture Fund

Portfolio of Investments (Unaudited)

September 30, 2015

Shares		Fair Value
Common Stocks — 69.3%

Consumer Discretionary — 3.2%
5,000	Gap, Inc./The (a)	$142,500
6,000	General Motors Co.	180,120
2,250	McDonald’s Corp.	221,692
2,750	Starwood Hotels & Resorts Worldwide, Inc.	182,820
6,500	Wendy’s Co./The	56,225

		783,357

Consumer Staples — 7.5%
3,500	Campbell Soup Co.	177,380
7,000	Coca-Cola Co./The	280,840
5,000	Colgate-Palmolive Co.	317,300
3,500	Kellogg Co.	232,925
2,750	Kimberly-Clark Corp.	299,860
3,000	PepsiCo, Inc.	282,900
4,000	Wal-Mart Stores, Inc.	259,360

		1,850,565

Energy — 7.9%
4,750	Chevron Corp.	374,680
6,000	ConocoPhillips	287,760
9,500	Exxon Mobil Corp.	706,325
7,250	Marathon Oil Corp.	111,650
2,950	Murphy Oil Corp.	71,390
15,000	Noble Corp. PLC (a)	163,650
3,750	Occidental Petroleum Corp.	248,062

		1,963,517

Financials — 16.9%
40,000	Apollo Investment Corp. (b)	219,200
22,500	Ares Capital Corp. (b)	325,800
7,000	Bank of Nova Scotia/The	308,560
3,500	Cullen/Frost Bankers, Inc.	222,530
7,500	Eaton Vance Corp. (a)	250,650
17,000	Fifth Third Bancorp.	321,470
6,250	JPMorgan Chase & Co.	381,062
23,500	KeyCorp	305,735
15,000	Old Republic International Corp.	234,600
2,500	PNC Financial Services Group, Inc./The	223,000
4,500	Royal Bank of Canada (a)	248,625
250	Toronto-Dominion Bank/The	9,855
1,000	Travelers Cos., Inc./The	99,530
8,500	U.S. Bancorp	348,585
6,250	Umpqua Holdings Corp.	101,875
7,250	Waddell & Reed Financial, Inc., Class A	252,082
6,500	Wells Fargo & Co.	333,775

		4,186,934

Health Care — 7.0%
2,500	Abbott Laboratories	100,550
3,000	AbbVie, Inc.	163,230
1,500	Bristol-Myers Squibb Co.	88,800
4,750	GlaxoSmithKline PLC ADR	182,637
2,000	Johnson & Johnson	186,700
6,750	Merck & Co., Inc.	333,382
16,200	Pfizer, Inc.	508,842
2,500	St Jude Medical, Inc.	157,725

		1,721,866

Industrials — 6.3%
1,000	3M Co.	141,770
5,250	ADT Corp./The (a)	156,975
3,250	Deluxe Corp.	181,155
17,750	General Electric Co.	447,655
3,500	Hillenbrand, Inc.	91,035
1,000	Honeywell International, Inc.	94,690
9,750	Tyco International PLC	326,235
1,250	Union Pacific Corp.	110,513

		1,550,028

Information Technology — 3.7%
3,000	CA, Inc.	81,900
5,000	Intel Corp.	150,700
1,250	International Business Machines Corp.	181,212
1,500	Microchip Technology, Inc. (a)	64,635
2,250	Paychex, Inc.	107,168
8,750	Symantec Corp.	170,363
15,500	Xerox Corp.	150,815

		906,793

Materials — 1.9%
4,000	Bemis Co., Inc.	158,280
750	LyondellBasell Industries NV, Class A	62,520
6,500	Sonoco Products Co.	245,310

		466,110

Real Estate Investment Trusts — 8.2%
3,500	Camden Property Trust	258,650
9,000	HCP, Inc.	335,250
3,000	Highwoods Properties, Inc.	116,250
8,750	Hospitality Properties Trust	223,825
17,000	Host Hotels & Resorts, Inc.	268,770
33,750	Lexington Realty Trust	273,375
4,250	Piedmont Office Realty Trust, Inc.	76,033
2,500	Realty Income Corp. (a)	118,475
7,500	Tanger Factory Outlet Centers, Inc.	247,275
2,000	Ventas, Inc.	112,120

		2,030,023

Telecommunication Services — 2.9%
6,750	AT&T, Inc.	219,915
11,500	Verizon Communications, Inc.	500,365

		720,280

Utilities — 3.8%
5,250	Aqua America, Inc.	138,968
11,500	CenterPoint Energy, Inc.	207,460
1,750	Entergy Corp.	113,925
8,000	Exelon Corp.	237,600
6,750	Questar Corp.	131,018
3,750	TransCanada Corp.	118,425

		947,396

Total Common Stocks (Cost $18,599,091)		17,126,869

Preferred Stocks — 21.0%

Financials — 16.9%
6,839	Aegon NV, 8.00%	188,141
12,000	Allstate Corp./The, 5.10%	304,560
22,624	Axis Capital Holdings Ltd., Series C, 6.88%	589,808
13,500	Charles Schwab Corp/The, Series B, 6.00%	339,930
12,848	Goldman Sachs Group, Inc./The, 6.50%,	339,187
17,500	KKR Financial Holdings LLC, 8.38%	469,350
20,500	Northern Trust Corp., Series C, 5.85%	521,315
23,000	Raymond James Financial, Inc., 6.90%	605,820
6,000	U.S. Bancorp, Series F, 6.50%	172,320
23,500	Wells Fargo & Co., Series J, 8.00%	647,895

		4,178,326

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Fair Value
Real Estate Investment Trusts — 4.1%
2,000	National Retail Properties, Inc., Series D, 6.63%	$50,680
13,000	PS Business Parks, Inc., Series S, 6.45%	329,810
5,000	Public Storage, Inc., Series Q, 6.50%	127,200
19,500	Realty Income Corp., Series F, 6.63%	501,735

		1,009,425

Total Preferred Stocks (Cost $5,240,369)		5,187,751

Exchange-Traded Funds — 5.0%
7,000	iShares Select Dividend ETF	509,250
7,000	iShares U.S. Real Estate ETF (a)	496,650
15,000	PowerShares Preferred Portfolio	218,700

Total Exchange-Traded Funds (Cost $1,265,496)		1,224,600

Cash Equivalents Securities — 4.3%
1,074,197	Huntington Money Market Fund, Institutional Shares, 0.01% (c) (d)	1,074,197

Total Cash Equivalents Securities (Cost $1,074,197)		1,074,197

Short-Term Securities Held as Collateral for Securities Lending — 5.5%
1,353,545	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.17% (d)	1,353,545

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,353,545)		1,353,545

Total Investments (Cost $27,532,698) — 105.1%		25,966,962

Liabilities in Excess of Other Assets — (5.1)%		(1,258,069)

Net Assets — 100.0%		$24,708,893

(a)	All or a portion of the security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015 was $1,326,678.
(b)	Business Development Company
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2015.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of these portfolios of investments.

Huntington VA Situs Fund

Portfolio of Investments (Unaudited)

September 30, 2015

Shares		Fair Value
Common Stocks — 94.2%

Bermuda — 3.8%

Financials — 3.8%
20,000	Arch Capital Group Ltd. *	$1,469,400

Chile — 0.0%

Materials — 0.0%
800	Sociedad Quimica y Minera de Chile SA ADR (a)	11,632

Finland — 0.9%

Industrials — 0.9%
2,000	Cargotec Oyj (a)	54,624
8,400	Kone Oyj (a)	319,160

		373,784
Germany — 0.2%

Health Care — 0.2%
1,900	Stada Arzneimittel AG	67,944

Hong Kong — 0.1%

Consumer Discretionary — 0.1%
13,000	Television Broadcasts Ltd.	43,277

Japan — 0.6%

Industrials — 0.2%
3,500	Sato Holdings Corp.	64,920

Information Technology — 0.4%
14,800	Furuno Electric Co. Ltd.	97,223
160	KEYENCE Corp.	70,960
		168,183

		233,103

Sweden — 0.1%

Consumer Discretionary — 0.1%
4,800	Haldex AB	50,463

United Kingdom — 0.9%

Industrials — 0.9%
4,800	Concentric AB	55,768
26,424	Halma PLC	288,404

		344,172
United States — 87.6%

Consumer Discretionary — 8.8%
14,500	Cabela’s, Inc., Class A (a) *	661,200
48,000	CalAtlantic Group, Inc. *	384,000
11,000	Papa John’s International, Inc.	753,280
200	Popeyes Louisiana Kitchen, Inc. *	11,272
15,000	Sonic Corp.	344,250
15,000	Tractor Supply Co.	1,264,800

		3,418,802
Consumer Staples — 3.5%
20,000	Sanderson Farms, Inc. (a)	1,371,400

Energy — 4.1%
7,000	Denbury Resources, Inc. (a)	17,080
3,500	Dril-Quip, Inc. *	203,770
89,000	Geospace Technologies Corp. (a) *	1,229,090
5,000	SM Energy Co.	160,200

		1,610,140
Financials — 12.1%
1,000	CBOE Holdings, Inc.	67,080
10,000	Cullen/Frost Bankers, Inc.	635,800
30,000	Evercore Partners, Inc.	1,507,200
25,000	International Bancshares Corp.	625,750
300	MarketAxess Holdings, Inc.	27,864
5,500	PrivateBancorp, Inc.	210,815
10,000	Raymond James Financial, Inc.	496,300
4,000	RLI Corp.	214,120
9,500	South State Corp.	730,265
4,000	Wintrust Financial Corp.	213,720

		4,728,914
Health Care — 14.0%
17,000	Abaxis, Inc. (a)	747,830
1,000	Affymetrix, Inc. *	8,540
20,000	AmSurg Corp.	1,554,200
14,000	Cerner Corp. *	839,440
6,000	Cyberonics, Inc. *	364,680
10,000	Luminex Corp. *	169,100
1,000	Meridian Bioscience, Inc.	17,100
44,000	Myriad Genetics, Inc. (a) *	1,649,120
5,000	Osiris Therapeutics, Inc. (a) *	92,350
1	PharMerica Corp.	28
500	Vascular Solutions, Inc. *	16,205

		5,458,593
Industrials — 16.7%
6,000	B/E Aerospace, Inc.	263,400
10,000	EnPro Industries, Inc.	391,700
18,000	Flowserve Corp.	740,520
15,000	Lindsay Corp. (a)	1,016,850
20,000	Quanta Services, Inc. *	484,200
90,000	TASER International, Inc. (a) *	1,982,250
29,500	Trinity Industries, Inc.	668,765
18,000	Watts Water Technologies, Inc., Class A	950,760

		6,498,445
Information Technology — 19.2%
65,000	ACI Worldwide, Inc. *	1,372,800
5,000	Anixter International, Inc. *	288,900
20,000	Cardtronics, Inc. *	654,000
2,000	Cognex Corp.	68,740
55,000	Diodes, Inc. *	1,175,350
3,000	ExlService Holdings, Inc. *	110,790

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Fair Value
5,000	Integrated Device Technology, Inc. *	$101,500
300	Manhattan Associates, Inc. *	18,690
15,000	Red Hat, Inc. *	1,078,200
13,000	ScanSource, Inc. *	460,980
48,000	Trimble Navigation Ltd. *	788,160
9,000	Tyler Technologies, Inc.	1,343,790

		7,461,900
Materials — 6.2%
12,000	Albemarle Corp.	529,200
8,500	Eagle Materials, Inc.	581,570
12,000	Quaker Chemical Corp.	924,960
8,000	United States Lime & Minerals, Inc.	365,200

		2,400,930
Real Estate Investment Trusts — 1.4%
3,500	Camden Property Trust	258,650
8,500	Equity One, Inc.	206,890
3,000	Weingarten Realty Investors	99,330

		564,870
Telecommunication Services — 0.5%
2,000	8x8, Inc. *	16,540
10,000	General Communication, Inc., Class A *	172,600

		189,140
Utilities — 1.1%
10,000	American States Water Co.	414,000

		34,117,134

Total Common Stocks (Cost $28,824,785)		36,710,909

Exchange-Traded Funds — 2.3%
4,000	iShares Core S&P Small-Cap ETF	426,280
9,040	RevenueShares Small Cap ETF	458,733

Total Exchange-Traded Funds (Cost $923,977)		885,013

Cash Equivalents — 3.7%
United States — 3.7%
1,442,954	Huntington Money Market Fund, Institutional Shares, 0.01% (b) (c)	1,442,954

Total Cash Equivalents (Cost $1,442,954)		1,442,954

Short-Term Securities Held as Collateral for Securities Lending — 20.5%
7,976,377	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.17% (c)	7,976,377

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $7,976,377)		7,976,377

Total Investments (Cost $39,168,093) — 120.7%		47,015,253

Liabilities in Excess of Other Assets — (20.7)%		(8,062,110)

Net Assets — 100.0%		$38,953,143

(a)	All or portion of the security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015 was $7,925,101.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of these portfolios of investments.

As of September 30, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation) (a)
VA Dividend Capture Fund	$27,637,479	$927,366	$(2,597,883)	$(1,670,517)
VA Situs Fund	39,220,901	11,305,133	(3,510,781)	7,794,352

(a)	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

NOTES TO PORTFOLIOS OF INVESTMENTS

September 30, 2015 (UNAUDITED)

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2015, the Trust operated 9 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “Fund,” or collectively as the “Funds”):

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)

Huntington VA Situs Fund (“VA Situs Fund”)

The Funds are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Funds’ prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Investment Valuations

The Trust calculates the net asset value (“NAV”) for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from the independent third party to fair value its international equity securities. Securities which are fair valued according to this model are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2015, based on the three levels defined previously:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Dividend Capture Fund
Investment Securities:
Common Stocks	$17,126,869	$—	$—	$17,126,869
Preferred Stocks	5,187,751	—	—	5,187,751
Exchange-Traded Funds	1,224,600	—	—	1,224,600
Cash Equivalents	1,074,197	—	—	1,074,197
Short-Term Securities Held as Collateral for Securities Lending	1,353,545	—	—	1,353,545

Total Investment Securities	25,966,962	—	—	25,966,962

VA Situs Fund
Investment Securities:
Common Stocks	36,710,909	—	—	36,710,909
Exchange-Traded Funds	885,013	—	—	885,013
Cash Equivalents	1,442,954	—	—	1,442,954
Short-Term Securities Held as Collateral for Securities Lending	7,976,377	—	—	7,976,377

Total Investment Securities	47,015,253	—	—	47,015,253

For the period ended September 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. Transfers from Level 2 to Level 1 indicate that the fair value of international equity securities used at the previous reporting period end did not occur as of the current reporting period end. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the period ended September 30, 2015:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
VA Situs Fund
Investment Securities:
Common Stocks	$—	$1,176,178

Total	$—	$1,176,178

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts –VA Situs Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At September 30, 2015, VA Situs Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts – Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk. For the period ended September 30, 2015, the Funds did not have any outstanding written options contracts.

D. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc. (the “Advisor”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of September 30, 2015, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
VA Dividend Capture Fund	$1,326,678	$1,353,545	$1,568,925	$4,952	$960
VA Situs Fund	7,925,101	7,976,377	12,691,752	221,485	44,273

E. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market funds which are managed by the Advisor. A summary of each Fund’s investment in such affiliated money market funds is set forth below:

Money Market Fund	12/31/14 Fair Value	Purchases	Sales	9/30/15 Fair Value	Income
VA Dividend Capture Fund	$1,005,371	$8,320,054	$(8,251,228)	$1,074,197	$108
VA Situs Fund	81,083	14,563,271	(13,201,400)	1,442,954	105

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds
By (Signature and Title)	/s/ Daniel Brewer
Daniel Brewer, Chief Executive Officer and Principal Executive Officer
Date November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel Brewer
Daniel Brewer, Chief Executive Officer and Principal Executive Officer

Date November 13, 2015
By (Signature and Title)	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer

Date November 13, 2015